Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Balance June 30, 2023	$1,233,570
Dossier fee additions	13,905
Balance at September 30, 2023	1,247,475
Less accumulated amortization	(31,268)
Finite-lived intangible assets, net, at September 30, 2023	$1,216,207

Balance December 31, 2022	$776,856
Dossier fee additions	470,619
Balance at September 30, 2023	1,247,475
Less accumulated amortization	(31,268)
Finite-lived intangible assets, net, at September 30, 2023	$1,216,207

Schedule of estimated amortization expense

2024	$55,418
2025	55,418
2026	54,240
2027	15,599
2028	7,370